INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
Schedule of intangible assets, net

	As of December 31,
	2017	2018
Intangible assets with indefinite life:
Brand name (Note 3)	1,170	1,340
Master brand agreement (Note 3)	192	192
Intangible assets with definite life:
Franchise agreements	70	95
Non-compete agreement	0	0
Favorable lease agreements	256	278
Purchased software	65	69
Total	1,753	1,974
Less: Accumulated amortization	(109)	(140)
Total	1,644	1,834

Schedule of unfavorable lease

	As of December 31,
	2017	2018
Unfavorable lease agreements	4	3
Less: Accumulated amortization	(3)	(2)
Unfavorable lease agreements, net	1	1

Schedule of annual estimated amortization expense for intangible assets and unfavorable lease excluding brand name and master brand agreement

	Amortization for	Amortization for
	Intangible Assets	Unfavorable Lease	Net Amortization
2019	37	0	37
2020	35	0	35
2021	34	0	34
2022	32	0	32
2023	30	0	30
Thereafter	134	1	133
Total	302	1	301